Capital and reserves (Tables)	12 Months Ended
Dec. 31, 2023
Capital and reserves
Summary of capital and reserves

		Class B
	Class A ordinary	ordinary		Participation
Capital and reserves	shares	shares	Shares	certificates
Equity instruments as of January 1, 2021	—	—	344,611	155,389
Issued during the year before the IPO	—	—	—	3,320
Reorganization transactions (Note 1)	180,314,159	903,670,701	(344,611)	(158,709)
Issued during the year during and subsequent to the IPO	26,257,358	—	—	—
Equity instruments as of December 31, 2021	206,571,517	903,670,701	—	—
Issued during the year for vesting of shares	277,127	—	—	—
Equity instruments as of December 31, 2022	206,848,644	903,670,701	—	—
Issued during the year for vesting of shares	945,555	—	—	—
Equity instruments as of December 31, 2023	207,794,199	903,670,701	—	—

Schedule of treasury shares

Movement in treasury shares	Number of shares	Cost €’000
Treasury shares as of January 1, 2022	—	—
Purchased during the year	1,566,793	3,837
Surrendered during the year	(1,280,829)	(1,132)
Treasury shares as of December 31, 2022	285,964	2,705
Purchased during the year	787,776	9,022
Surrendered during the year	(843,128)	(9,405)
Treasury shares as of December 31, 2023	230,612	2,322